UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	COMMUNICATION SERVICES — 3.5%
1,128	Alphabet, Inc. - Class A*	$1,510,674
1,128	Alphabet, Inc. - Class C*	1,510,764
4,965	Netflix, Inc.*	1,832,234
		4,853,672
	CONSUMER DISCRETIONARY — 10.5%
2,136	Amazon.com, Inc.*	4,023,690
19,089	Five Below, Inc.*	1,850,678
69,468	Gentex Corp.	1,854,796
39,113	Grand Canyon Education, Inc.*	3,155,637
44,754	Starbucks Corp.	3,510,056
		14,394,857
	HEALTH CARE — 18.4%
16,484	Amedisys, Inc.*	2,868,381
7,203	Chemed Corp.	3,008,117
20,961	Danaher Corp.	3,030,541
62,940	Evolent Health, Inc. - Class A*	581,566
17,363	Neogen Corp.*	1,054,802
41,510	Roche Holding A.G. - ADR1	1,655,834
29,770	Teladoc Health, Inc.*	3,720,059
10,498	UnitedHealth Group, Inc.	2,676,570
21,561	Veeva Systems, Inc. - Class A*	3,061,015
23,437	West Pharmaceutical Services, Inc.	3,528,675
		25,185,560
	INDUSTRIALS — 24.1%
23,960	A.O. Smith Corp.	947,618
10,373	Acuity Brands, Inc.	1,066,967
8,908	CoStar Group, Inc.*	5,946,892
100,502	Fastenal Co.	3,439,178
69,602	Healthcare Services Group, Inc.	1,916,839
36,262	HEICO Corp.	3,910,857
45,595	IHS Markit Ltd.1	3,248,188
26,830	Proto Labs, Inc.*	2,351,381
84,318	Ritchie Bros Auctioneers, Inc.[1]	3,347,424
83,535	Rollins, Inc.	3,127,550
24,734	Verisk Analytics, Inc. - Class A	3,836,491
		33,139,385
	INFORMATION TECHNOLOGY — 35.8%
31,373	2U, Inc.*	737,579
29,326	Analog Devices, Inc.	3,198,000
12,940	ANSYS, Inc.*	3,133,939
39,689	Blackline, Inc.*	2,483,341

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
37,272	Fiserv, Inc.*	$4,076,066
31,555	Globant S.A.*,1	3,566,030
18,961	Guidewire Software, Inc.*	2,078,315
38,259	Microsoft Corp.	6,198,341
55,836	National Instruments Corp.	2,249,074
6,823	NVIDIA Corp.	1,842,688
15,489	Paycom Software, Inc.*	4,377,966
64,590	Pluralsight, Inc. - Class A*	1,151,640
24,182	salesforce.com, Inc.*	4,120,613
7,386	ServiceNow, Inc.*	2,408,501
15,792	Tyler Technologies, Inc.*	4,948,423
13,819	Visa, Inc. - Class A	2,511,741
		49,082,257
	MATERIALS — 4.8%
21,417	Ecolab, Inc.	3,864,698
9,696	International Flavors & Fragrances, Inc.	1,161,387
8,347	Linde PLC[1]	1,594,360
		6,620,445
	TOTAL COMMON STOCKS
	(Cost $85,868,991)	133,276,176
	SHORT-TERM INVESTMENTS — 2.8%
3,900,926	Fidelity Institutional Treasury Fund, 1.46%[2]	3,900,926
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,900,926)	3,900,926
	TOTAL INVESTMENTS — 99.9%
	(Cost $89,769,917)	137,177,102
	Other Assets Less Liabilities — 0.1%	85,292
	NET ASSETS — 100.0%	$137,262,394

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	COMMUNICATION SERVICES — 3.2%
95	Alphabet, Inc. - Class A*	$127,229
241	Netflix, Inc.*	88,936
		216,165
	CONSUMER DISCRETIONARY — 10.5%
100	Amazon.com, Inc.*	188,375
793	Five Below, Inc.*	76,881
3,487	Gentex Corp.	93,103
2,101	Grand Canyon Education, Inc.*	169,509
2,397	Starbucks Corp.	187,997
		715,865
	HEALTH CARE — 18.2%
809	Amedisys, Inc.*	140,774
351	Chemed Corp.	146,585
1,030	Danaher Corp.	148,917
3,086	Evolent Health, Inc. - Class A*	28,515
944	Neogen Corp.*	57,348
2,274	Roche Holding A.G. - ADR[1]	90,710
1,460	Teladoc Health, Inc.*	182,442
517	UnitedHealth Group, Inc.	131,814
1,062	Veeva Systems, Inc. - Class A*	150,772
1,017	West Pharmaceutical Services, Inc.	153,119
		1,230,996
	INDUSTRIALS — 24.4%
1,175	A.O. Smith Corp.	46,471
480	Acuity Brands, Inc.	49,373
455	CoStar Group, Inc.*	303,754
4,732	Fastenal Co.	161,929
2,624	Healthcare Services Group, Inc.	72,265
1,789	HEICO Corp.	192,944
2,539	IHS Markit Ltd.[1]	180,878
1,537	Proto Labs, Inc.*	134,703
4,336	Ritchie Bros Auctioneers, Inc.[1]	172,139
4,062	Rollins, Inc.	152,081
1,219	Verisk Analytics, Inc. - Class A	189,079
		1,655,616
	INFORMATION TECHNOLOGY — 35.9%
1,340	2U, Inc.*	31,503
1,442	Analog Devices, Inc.	157,250
708	ANSYS, Inc.*	171,471
1,988	Blackline, Inc.*	124,389
1,660	Fiserv, Inc.*	181,538

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
1,547	Globant S.A.*,1	$174,826
909	Guidewire Software, Inc.*	99,635
2,004	Microsoft Corp.	324,668
2,803	National Instruments Corp.	112,905
333	NVIDIA Corp.	89,933
764	Paycom Software, Inc.*	215,945
3,141	Pluralsight, Inc. - Class A*	56,004
1,231	salesforce.com, Inc.*	209,762
351	ServiceNow, Inc.*	114,458
777	Tyler Technologies, Inc.*	243,473
683	Visa, Inc. - Class A	124,142
		2,431,902
	MATERIALS — 4.8%
1,052	Ecolab, Inc.	189,833
474	International Flavors & Fragrances, Inc.	56,776
402	Linde PLC[1]	76,786
		323,395
	TOTAL COMMON STOCKS
	(Cost $5,399,821)	6,573,939
	TOTAL INVESTMENTS — 97.0%
	(Cost $5,399,821)	6,573,939
	Other Assets Less Liabilities — 3.0%	203,821
	NET ASSETS — 100.0%	$6,777,760

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

Note 1 – Organization

Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946

“Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

1

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 29, 2020 (Unaudited)

Note 3 – Federal Income Taxes

At February 29, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$90,172,600	$5,446,166

Gross unrealized appreciation	$52,082,201	$1,456,423
Gross unrealized depreciation	(5,077,699)	(328,650)

Net unrealized appreciation on investments	$47,004,502	$1,127,773

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

2

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 29, 2020 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2020, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$133,276,176	$-	$-	$133,276,176
Short-Term Investments	3,900,926	-	-	3,900,926
Total Investments	$137,177,102	$-	$-	$137,177,102

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$6,573,939	$-	$-	$6,573,939
Total Investments	$6,573,939	$-	$-	$6,573,939

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ Maureen Quill
Title:	Maureen Quill, President/Chief Executive Officer

Date:	4/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President/Chief Executive Officer
Date:	4/29/2020

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer/Chief Financial Officer
Date:	4/29/2020

*	Print the name and title of each signing officer under his or her signature.